Customer Assets and Liabilities	12 Months Ended
Sep. 30, 2024
Customer Assets and Liabilities [Abstract]
CUSTOMER ASSETS AND LIABILITIES

NOTE 6 – CUSTOMER ASSETS AND LIABILITIES

The following table presents customer assets and liabilities:

	September 30,	September 30,
	2024	2023
Customer custodial funds	$31,781	$672,501
Customer digital currency assets	615,361	-
Total customer assets	$647,142	$672,501

Customer custodial cash liabilities	$827,589	$1,443,011
Customer digital currency liabilities	23,605	-
Total customer liabilities	$851,194	$1,443,011

The customer assets and liabilities were in a deficit position of $204,052 and $770,510 at September 30, 2024 and 2023, respectively. During the years ended September 30, 2024 and 2023, no losses have been incurred in connection with customer digital currency assets.

The following table sets forth the fair value of customer digital currency assets (see Note 13), as shown in the consolidated balance sheets:

	September 30, 2024		September 30, 2023
	Fair Value	Percentage of Total	Fair Value	Percentage of Total
Stablecoin/USD Coin	$589,401	95.8%	—	—%
Other	25,960	4.2%	—	—%
Total customer digital currency assets	$615,361	100.0%	—	—%